Guarantor/Non-Guarantor Subsidiary Financial Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Guarantor Non-guarantor Subsidiary Financial Information [Abstract]
Schedule of Effect of Prior Period Adjustments on Equity [Table Text Block]
The effect of the adjustment on equity as of January 1, 2012 was as follows:

(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
As previously reported	$7,890	3,465	1,716	(5,052)	8,019
Adjustment	—	450	465	(915)	—
Adjusted	$7,890	3,915	2,181	(5,967)	8,019

Guarantor Non-guarantor Subsidiary Financial Information, Balance Sheets, Current Period
Condensed consolidating balance sheets

June 30, 2014
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Assets
Current assets:
Cash and cash equivalents	$18	162	368	—	548
Restricted cash	11	—	3	—	14
Accounts receivable, net	490	—	266	—	756
Inventories	725	—	264	—	989
Deferred income taxes	147	—	18	—	165
Prepaid expenses	28	—	29	—	57
Total current assets	1,419	162	948	—	2,529
Property and equipment, net	253	66	757	—	1,076
Cable and satellite television distribution rights, net	—	441	99	—	540
Goodwill	4,169	—	1,041	—	5,210
Other intangible assets, net	1,092	2,049	102	—	3,243
Other noncurrent assets	9	—	60	—	69
Investments in subsidiaries	4,893	1,601	—	(6,494)	—
Total assets	$11,835	4,319	3,007	(6,494)	12,667
Liabilities and equity
Current liabilities:
Current portion of debt and capital lease obligations	$2	—	9	—	11
Accounts payable-trade	275	—	195	—	470
Accrued liabilities	150	86	507	—	743
Intercompany accounts payable (receivable)	1,084	(814)	(270)	—	—
Total current liabilities	1,511	(728)	441	—	1,224
Long-term portion of debt and capital lease obligations	3,886	—	51	—	3,937
Deferred compensation	14	—	—	—	14
Deferred income taxes	319	901	3	—	1,223
Other long-term liabilities	109	—	48	—	157
Total liabilities	5,839	173	543	—	6,555
Equity:
QVC, Inc. stockholder's equity	5,996	4,146	2,348	(6,494)	5,996
Noncontrolling interest	—	—	116	—	116
Total equity	5,996	4,146	2,464	(6,494)	6,112
Total liabilities and equity	$11,835	4,319	3,007	(6,494)	12,667

Consolidating balance sheets

	December 31, 2013
(in millions)	Parent issuer— QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated— QVC, Inc. and subsidiaries
Assets
Current assets:
Cash and cash equivalents	$78	133	246	—	457
Restricted cash	11	—	3	—	14
Accounts receivable, net	816	—	295	—	1,111
Inventories	684	—	247	—	931
Deferred income taxes	146	—	16	—	162
Prepaid expenses	20	—	27	—	47

Total current assets	1,755	133	834	—	2,722
Property, plant and equipment, net	265	67	774	—	1,106
Cable and satellite television distribution rights, net	—	510	114	—	624
Goodwill	4,169	—	1,028	—	5,197
Other intangible assets, net	1,128	2,050	158	—	3,336
Other noncurrent assets	8	—	63	—	71
Investments in subsidiaries	4,894	1,628	—	(6,522)	—

Total assets	$12,219	4,388	2,971	(6,522)	13,056

Liabilities and equity
Current liabilities:
Current portion of debt and capital lease obligations	$2	—	11	—	13
Accounts payable—trade	266	—	159	—	425
Accrued liabilities	463	96	470	—	1,029
Intercompany accounts payable (receivable)	1,019	(879)	(140)	—	—

Total current liabilities	1,750	(783)	500	—	1,467
Long-term portion of debt and capital lease obligations	3,745	—	55	—	3,800
Deferred compensation	13	—	1	—	14
Deferred income taxes	399	923	4	—	1,326
Other long-term liabilities	90	—	18	—	108

Total liabilities	5,997	140	578	—	6,715

Equity:
QVC, Inc. shareholder's equity	6,222	4,248	2,274	(6,522)	6,222
Noncontrolling interest	—	—	119	—	119

Total equity	6,222	4,248	2,393	(6,522)	6,341

Total liabilities and equity	$12,219	4,388	2,971	(6,522)	13,056

Guarantor Non-guarantor Subsidiary Financial Information, Balance Sheets, Prior Period
Condensed consolidating balance sheets

December 31, 2013
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Assets
Current assets:
Cash and cash equivalents	$78	133	246	—	457
Restricted cash	11	—	3	—	14
Accounts receivable, net	816	—	295	—	1,111
Inventories	684	—	247	—	931
Deferred income taxes	146	—	16	—	162
Prepaid expenses	20	—	27	—	47
Total current assets	1,755	133	834	—	2,722
Property and equipment, net	265	67	774	—	1,106
Cable and satellite television distribution rights, net	—	510	114	—	624
Goodwill	4,169	—	1,028	—	5,197
Other intangible assets, net	1,128	2,050	158	—	3,336
Other noncurrent assets	8	—	63	—	71
Investments in subsidiaries	4,894	1,628	—	(6,522)	—
Total assets	$12,219	4,388	2,971	(6,522)	13,056
Liabilities and equity
Current liabilities:
Current portion of debt and capital lease obligations	$2	—	11	—	13
Accounts payable-trade	336	—	158	—	494
Accrued liabilities	393	96	471	—	960
Intercompany accounts payable (receivable)	1,019	(879)	(140)	—	—
Total current liabilities	1,750	(783)	500	—	1,467
Long-term portion of debt and capital lease obligations	3,745	—	55	—	3,800
Deferred compensation	13	—	1	—	14
Deferred income taxes	399	923	4	—	1,326
Other long-term liabilities	90	—	18	—	108
Total liabilities	5,997	140	578	—	6,715
Equity:
QVC, Inc. stockholder's equity	6,222	4,248	2,274	(6,522)	6,222
Noncontrolling interest	—	—	119	—	119
Total equity	6,222	4,248	2,393	(6,522)	6,341
Total liabilities and equity	$12,219	4,388	2,971	(6,522)	13,056

Consolidating balance sheets—Adjusted

	December 31, 2012
(in millions)	Parent issuer— QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated— QVC, Inc. and subsidiaries
Assets
Current assets:
Cash and cash equivalents	$75	165	300	—	540
Restricted cash	13	—	2	—	15
Accounts receivable, net	747	—	308	—	1,055
Inventories	691	—	218	—	909
Deferred income taxes	131	—	20	—	151
Prepaid expenses	19	—	34	—	53

Total current assets	1,676	165	882	—	2,723
Property, plant and equipment, net	247	67	817	—	1,131
Cable and satellite television distribution rights, net	—	618	146	—	764
Goodwill	4,169	—	1,065	—	5,234
Other intangible assets, net	1,280	2,049	180	—	3,509
Other noncurrent assets	14	—	63	—	77
Investments in subsidiaries	4,844	1,838	—	(6,682)	—

Total assets	$12,230	4,737	3,153	(6,682)	13,438

Liabilities and equity
Current liabilities:
Current portion of debt and capital lease obligations	$2	—	10	—	12
Accounts payable—trade	324	—	242	—	566
Accrued liabilities	402	106	447	—	955
Intercompany accounts payable (receivable)	829	(816)	(13)	—	—

Total current liabilities	1,557	(710)	686	—	1,533
Long-term portion of debt and capital lease obligations	3,404	—	61	—	3,465
Deferred compensation	11	—	1	—	12
Deferred income taxes	431	964	15	—	1,410
Other long-term liabilities	137	17	30	—	184

Total liabilities	5,540	271	793	—	6,604

Equity:
QVC, Inc. shareholder's equity	6,690	4,466	2,216	(6,682)	6,690
Noncontrolling interest	—	—	144	—	144

Total equity	6,690	4,466	2,360	(6,682)	6,834

Total liabilities and equity	$12,230	4,737	3,153	(6,682)	13,438

Guarantor Non-guarantor Subsidiary Financial Information, Statements of Operations, Current Period
Condensed consolidating statements of operations

Six months ended June 30, 2014
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net revenue	$2,692	364	1,399	(455)	4,000
Cost of goods sold	1,692	48	878	(112)	2,506
Gross profit	1,000	316	521	(343)	1,494
Operating expenses:
Operating	82	95	181	—	358
Selling, general and administrative, including stock-based compensation	466	(1)	181	(343)	303
Depreciation	19	3	44	—	66
Amortization	110	77	36	—	223
Intercompany management expense (income)	40	(8)	(32)	—	—
	717	166	410	(343)	950
Operating income	283	150	111	—	544
Other (expense) income:
Equity in losses of investee	—	—	(3)	—	(3)
Interest expense, net	(113)	—	(9)	—	(122)
Foreign currency (loss) gain	(3)	—	3	—	—
Intercompany interest and other (expense) income	(10)	26	4	(20)	—
	(126)	26	(5)	(20)	(125)
Income before income taxes	157	176	106	(20)	419
Income tax expense	(7)	(52)	(98)	—	(157)
Equity in earnings (losses) of subsidiaries, net of tax	112	(19)	—	(93)	—
Net income	262	105	8	(113)	262
Less net income attributable to the noncontrolling interest	(19)	—	(19)	19	(19)
Net income (loss) attributable to QVC, Inc. stockholder	$243	105	(11)	(94)	243
Condensed consolidating statements of operations

Three months ended June 30, 2014
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net revenue	$1,368	187	692	(233)	2,014
Cost of goods sold	850	23	432	(55)	1,250
Gross profit	518	164	260	(178)	764
Operating expenses:
Operating	42	49	89	—	180
Selling, general and administrative, including stock-based compensation	243	1	89	(178)	155
Depreciation	10	1	22	—	33
Amortization	58	38	16	—	112
Intercompany management expense (income)	20	(5)	(15)	—	—
	373	84	201	(178)	480
Operating income	145	80	59	—	284
Other (expense) income:
Equity in losses of investee	—	—	(2)	—	(2)
Interest expense, net	(60)	—	—	—	(60)
Foreign currency (loss) gain	(1)	—	2	—	1
Intercompany interest and other (expense) income	(5)	13	12	(20)	—
	(66)	13	12	(20)	(61)
Income before income taxes	79	93	71	(20)	223
Income tax expense	(27)	(28)	(28)	—	(83)
Equity in earnings of subsidiaries, net of tax	88	29	—	(117)	—
Net income	140	94	43	(137)	140
Less net income attributable to the noncontrolling interest	(10)	—	(10)	10	(10)
Net income attributable to QVC, Inc. stockholder	$130	94	33	(127)	130

Consolidating statements of operations

Year ended December, 2013
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net revenue	$5,914	841	2,914	(1,046)	8,623
Cost of goods sold	3,804	107	1,831	(277)	5,465
Gross profit	2,110	734	1,083	(769)	3,158
Operating expenses:
Operating	168	214	358	—	740
Selling, general and administrative, including stock-based compensation	1,028	—	356	(769)	615
Depreciation	38	6	83	—	127
Amortization of intangible assets	204	146	81	—	431
Intercompany management expense (income)	50	1	(51)	—	—
	1,488	367	827	(769)	1,913
Operating income	622	367	256	—	1,245
Other (expense) income:
Equity in losses of investee	—	—	(4)	—	(4)
Gains on financial instruments	12	—	3	—	15
Interest expense, net	(214)	—	—	—	(214)
Foreign currency (loss) gain	(13)	—	14	—	1
Loss on extinguishment of debt	(57)	—	—	—	(57)
Intercompany interest (expense) income	(16)	51	(35)	—	—
	(288)	51	(22)	—	(259)
Income before income taxes	334	418	234	—	986
Income tax expense	(119)	(132)	(102)	—	(353)
Equity in earnings of subsidiaries, net of tax	418	67	—	(485)	—
Net income	633	353	132	(485)	633
Less net income attributable to the noncontrolling interest	(45)	—	(45)	45	(45)
Net income attributable to QVC, Inc. shareholder	$588	353	87	(440)	588

Guarantor Non-guarantor Subsidiary Financial Information, Statements of Operations, Prior Period
Condensed consolidating statements of operations - Adjusted

Three months ended June 30, 2013
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net revenue	$1,326	182	681	(228)	1,961
Cost of goods sold	836	23	427	(59)	1,227
Gross profit	490	159	254	(169)	734
Operating expenses:
Operating	38	48	85	—	171
Selling, general and administrative, including stock-based compensation	227	—	80	(169)	138
Depreciation	9	2	22	—	33
Amortization	51	36	20	—	107
Intercompany management expense (income)	15	(4)	(11)	—	—
	340	82	196	(169)	449
Operating income	150	77	58	—	285
Other (expense) income:
Equity in losses of investee	—	—	(2)	—	(2)
Gains on financial instruments	—	—	3	—	3
Interest (expense) income, net	(50)	(1)	1	—	(50)
Foreign currency (loss) gain	(1)	—	1	—	—
Loss on extinguishment of debt	(16)	—	—	—	(16)
Intercompany interest and other (expense) income	(4)	12	(8)	—	—
	(71)	11	(5)	—	(65)
Income before income taxes	79	88	53	—	220
Income tax expense	(21)	(32)	(28)	—	(81)
Equity in earnings of subsidiaries, net of tax	81	11	—	(92)	—
Net income	139	67	25	(92)	139
Less net income attributable to the noncontrolling interest	(13)	—	(13)	13	(13)
Net income attributable to QVC, Inc. stockholder	$126	67	12	(79)	126
Condensed consolidating statements of operations - Adjusted

Six months ended June 30, 2013
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net revenue	$2,640	365	1,389	(459)	3,935
Cost of goods sold	1,679	49	871	(120)	2,479
Gross profit	961	316	518	(339)	1,456
Operating expenses:
Operating	75	93	176	—	344
Selling, general and administrative, including stock-based compensation	463	—	169	(339)	293
Depreciation	19	3	41	—	63
Amortization	102	70	39	—	211
Intercompany management expense (income)	32	(7)	(25)	—	—
	691	159	400	(339)	911
Operating income	270	157	118	—	545
Other (expense) income:
Equity in losses of investee	—	—	(1)	—	(1)
Gains on financial instruments	12	—	3	—	15
Interest expense, net	(112)	(1)	—	—	(113)
Foreign currency (loss) gain	(2)	(1)	2	—	(1)
Loss on extinguishment of debt	(57)	—	—	—	(57)
Intercompany interest and other (expense) income	(7)	25	(18)	—	—
	(166)	23	(14)	—	(157)
Income before income taxes	104	180	104	—	388
Income tax expense	(32)	(60)	(51)	—	(143)
Equity in earnings of subsidiaries, net of tax	173	26	—	(199)	—
Net income	245	146	53	(199)	245
Less net income attributable to the noncontrolling interest	(25)	—	(25)	25	(25)
Net income attributable to QVC, Inc. stockholder	$220	146	28	(174)	220

Consolidating statements of operations - Adjusted

Year ended December 31, 2011
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net revenue	$5,485	790	2,988	(995)	8,268
Cost of goods sold	3,507	120	1,906	(255)	5,278
Gross profit	1,978	670	1,082	(740)	2,990
Operating expenses:
Operating	166	201	377	—	744
Selling, general and administrative, including stock-based compensation	947	—	328	(740)	535
Depreciation	36	4	95	—	135
Amortization of intangible assets	242	133	64	—	439
Intercompany management expense (income)	89	(27)	(62)	—	—
	1,480	311	802	(740)	1,853
Operating income	498	359	280	—	1,137
Other (expense) income:
Equity in losses of investee	—	—	(2)	—	(2)
Gains on financial instruments	50	—	—	—	50
Interest (expense) income	(230)	—	1	—	(229)
Foreign currency (loss) gain	(3)	(2)	3	—	(2)
Intercompany interest (expense) income	(9)	53	(44)	—	—
	(192)	51	(42)	—	(183)
Income before income taxes	306	410	238	—	954
Income tax expense	(110)	(124)	(108)	—	(342)
Equity in earnings of subsidiaries, net of tax	416	70	—	(486)	—
Net income	612	356	130	(486)	612
Less net income attributable to the noncontrolling interest	(52)	—	(52)	52	(52)
Net income attributable to QVC, Inc. shareholder	$560	356	78	(434)	560
Consolidating statements of operations - Adjusted

Year ended December 31, 2012
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net revenue	$5,653	819	3,078	(1,034)	8,516
Cost of goods sold	3,644	116	1,941	(282)	5,419
Gross profit	2,009	703	1,137	(752)	3,097
Operating expenses:
Operating	140	206	369	—	715
Selling, general and administrative, including stock-based compensation	1,002	1	337	(752)	588
Depreciation	35	4	87	—	126
Amortization of intangible assets	204	130	66	—	400
Intercompany management expense (income)	60	(14)	(46)	—	—
	1,441	327	813	(752)	1,829
Operating income	568	376	324	—	1,268
Other (expense) income:
Equity in losses of investee	—	—	(4)	—	(4)
Gains on financial instruments	48	—	—	—	48
Interest expense, net	(233)	—	—	—	(233)
Foreign currency (loss) gain	(10)	4	8	—	2
Intercompany interest (expense) income	(13)	51	(38)	—	—
	(208)	55	(34)	—	(187)
Income before income taxes	360	431	290	—	1,081
Income tax expense	(116)	(141)	(137)	—	(394)
Equity in earnings of subsidiaries, net of tax	443	93	—	(536)	—
Net income	687	383	153	(536)	687
Less net income attributable to the noncontrolling interest	(63)	—	(63)	63	(63)
Net income attributable to QVC, Inc. shareholder	$624	383	90	(473)	624

Guarantor Non-guarantor Subsidiary Financial Information, Comprehensive Income (Loss), Current Period

Condensed consolidating statements of comprehensive income

	Three months ended June 30, 2014
(in millions)	Subsidiary issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net income	$140	94	43	(137)	140
Foreign currency translation adjustments	2	—	2	(2)	2

Total comprehensive income	142	94	45	(139)	142
Comprehensive income attributable to noncontrolling interest	(10)	—	(10)	10	(10)

Comprehensive income attributable to QVC, Inc. stockholder	$132	94	35	(129)	132

Condensed consolidating statements of comprehensive income

	Six months ended June 30, 2014
(in millions)	Subsidiary issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net income	$262	105	8	(113)	262
Foreign currency translation adjustments	18	—	18	(18)	18

Total comprehensive income	280	105	26	(131)	280
Comprehensive income attributable to noncontrolling interest	(22)	—	(22)	22	(22)

Comprehensive income attributable to QVC, Inc. stockholder	$258	105	4	(109)	258

Consolidating statements of comprehensive income

Year ended December 31, 2013
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net income	$633	353	132	(485)	633
Foreign currency translation adjustments	(72)	—	(72)	72	(72)
Total comprehensive income	561	353	60	(413)	561
Comprehensive income attributable to noncontrolling interest	(20)	—	(20)	20	(20)
Comprehensive income attributable to QVC, Inc. shareholder	$541	353	40	(393)	541

Guarantor Non-guarantor Subsidiary Financial Information, Comprehensive Income (Loss), Prior Period

Three months ended June 30, 2013
(in millions)	Subsidiary issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net income	$139	67	25	(92)	139
Foreign currency translation adjustments	(16)	—	(16)	16	(16)
Total comprehensive income	123	67	9	(76)	123
Comprehensive income attributable to noncontrolling interest	(7)	—	(7)	7	(7)
Comprehensive income attributable to QVC, Inc. stockholder	$116	67	2	(69)	116
Condensed consolidating statements of comprehensive income - Adjusted

Six months ended June 30, 2013
(in millions)	Subsidiary issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net income	$245	146	53	(199)	245
Foreign currency translation adjustments	(107)	—	(107)	107	(107)
Total comprehensive income (loss)	138	146	(54)	(92)	138
Comprehensive income attributable to noncontrolling interest	(6)	—	(6)	6	(6)
Comprehensive income (loss) attributable to QVC, Inc. stockholder	$132	146	(60)	(86)	132

Year ended December 31, 2011
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net income	612	356	130	(486)	612
Foreign currency translation adjustments	(10)	—	(10)	10	(10)
Total comprehensive income	602	356	120	(476)	602
Comprehensive income attributable to noncontrolling interest	(57)	—	(57)	57	(57)
Comprehensive income attributable to QVC, Inc. shareholder	$545	356	63	(419)	545

Year ended December 31, 2012
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net income	$687	383	153	(536)	687
Foreign currency translation adjustments	(27)	—	(27)	27	(27)
Total comprehensive income	660	383	126	(509)	660
Comprehensive income attributable to noncontrolling interest	(44)	—	(44)	44	(44)
Comprehensive income attributable to QVC, Inc. shareholder	$616	383	82	(465)	616

Guarantor Non-guarantor Subsidiary Financial Information, Schedule of Cash Flows, Current Period
Condensed consolidating statements of cash flows

Six months ended June 30, 2014
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Operating activities:
Net cash provided by operating activities	$217	172	160	—	549
Investing activities:
Capital expenditures, net	(74)	(1)	38	(20)	(57)
Expenditures for cable and satellite television distribution rights, net	—	(8)	—	—	(8)
Intercompany investing activities	114	27	—	(141)	—
Net cash provided by (used in) investing activities	40	18	38	(161)	(65)
Financing activities:
Principal payments of debt and capital lease obligations	(1,414)	—	(5)	—	(1,419)
Principal borrowings of debt from senior secured credit facility	554	—	—	—	554
Proceeds from issuance of senior secured notes, net of original issue discount	999	—	—	—	999
Payment of debt origination fees	(12)	—	—	—	(12)
Other financing activities	(4)	—	—	—	(4)
Dividends paid to Liberty	(480)	—	—	—	(480)
Dividends paid to noncontrolling interest	—	—	(25)	—	(25)
Net short-term intercompany debt borrowings (repayments)	65	65	(130)	—	—
Intercompany financing activities	(25)	(226)	90	161	—
Net cash used in financing activities	(317)	(161)	(70)	161	(387)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	(6)	—	(6)
Net (decrease) increase in cash and cash equivalents	(60)	29	122	—	91
Cash and cash equivalents, beginning of period	78	133	246	—	457
Cash and cash equivalents, end of period	$18	162	368	—	548

Consolidating statements of cash flows

Year ended December 31, 2013
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Operating activities:
Net cash provided by operating activities	$379	389	205	—	973
Investing activities:
Capital expenditures, net	(106)	(8)	(97)	—	(211)
Expenditures for cable and satellite television distribution rights, net	—	(56)	(2)	—	(58)
Decrease (increase) in restricted cash	2	—	(1)	—	1
Changes in other noncurrent assets	(1)	—	(1)	—	(2)
Intercompany investing activities	368	277	—	(645)	—
Net cash provided by (used in) investing activities	263	213	(101)	(645)	(270)
Financing activities:
Principal payments of debt and capital lease obligations	(2,375)	—	(12)	—	(2,387)
Principal borrowings of debt from senior secured credit facility	1,674	—	—	—	1,674
Proceeds from issuance of senior secured notes, net of original issue discount	1,050	—	—	—	1,050
Payment of debt origination fees	(16)	—	—	—	(16)
Payment of bond premium fees	(46)	—	—	—	(46)
Other financing activities	12	—	—	—	12
Dividends paid to Liberty	(1,005)	—	—	—	(1,005)
Dividends paid to noncontrolling interest	—	—	(45)	—	(45)
Net short-term intercompany debt borrowings (repayments)	190	(63)	(127)	—	—
Intercompany financing activities	(123)	(571)	49	645	—
Net cash used in financing activities	(639)	(634)	(135)	645	(763)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	(23)	—	(23)
Net increase (decrease) in cash and cash equivalents	3	(32)	(54)	—	(83)
Cash and cash equivalents, beginning of period	75	165	300	—	540
Cash and cash equivalents, end of period	$78	133	246	—	457

Guarantor Non-guarantor Subsidiary Financial Information, Schedule of Cash Flows, Prior Period
Condensed consolidating statements of cash flows - Adjusted

Six months ended June 30, 2013
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Operating activities:
Net cash provided by operating activities	$275	115	52	—	442
Investing activities:
Capital expenditures, net	(33)	—	(42)	—	(75)
Expenditures for cable and satellite television distribution rights, net	—	(25)	(1)	—	(26)
Changes in other noncurrent assets	4	—	(3)	—	1
Intercompany investing activities	258	149	—	(407)	—
Net cash provided by (used in) investing activities	229	124	(46)	(407)	(100)
Financing activities:
Principal payments of debt and capital lease obligations	(1,690)	—	(5)	—	(1,695)
Principal borrowings of debt from senior secured credit facility	1,053	—	—	—	1,053
Proceeds from issuance of senior secured notes, net of original issue discount	1,050	—	—	—	1,050
Payment of debt origination fees	(16)	—	—	—	(16)
Payment of bond premium fees	(46)	—	—	—	(46)
Other financing activities	7	—	—	—	7
Dividends paid to Liberty	(765)	—	—	—	(765)
Dividends paid to noncontrolling interest	—	—	(25)	—	(25)
Net short-term intercompany debt (repayments) borrowings	(21)	86	(65)	—	—
Intercompany financing activities	(143)	(326)	62	407	—
Net cash used in financing activities	(571)	(240)	(33)	407	(437)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	(29)	—	(29)
Net decrease in cash and cash equivalents	(67)	(1)	(56)	—	(124)
Cash and cash equivalents, beginning of period	75	165	300	—	540
Cash and cash equivalents, end of period	$8	164	244	—	416

Consolidating statements of cash flows - Adjusted

Year ended December 31, 2011
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Operating activities:
Net cash provided by operating activities	$225	380	213	—	818
Investing activities:
Capital expenditures, net	(83)	(8)	(168)	—	(259)
Expenditures for cable and satellite television distribution rights, net	—	(2)	—	—	(2)
Decrease in restricted cash	1	—	—	—	1
Changes in other noncurrent assets and liabilities	5	—	(1)	—	4
Intercompany investing activities	348	190	—	(538)	—
Net cash provided by (used in) investing activities	271	180	(169)	(538)	(256)
Financing activities:
Principal payments of debt and capital lease obligations	(825)	—	(12)	—	(837)
Principal borrowings of debt from senior secured credit facility	465	—	—	—	465
Dividends paid to Liberty	(205)	—	—	—	(205)
Dividends paid to noncontrolling interest	—	—	(50)	—	(50)
Net short-term intercompany debt borrowings (repayments)	104	2	(106)	—	—
Intercompany financing activities	(76)	(499)	37	538	—
Net cash used in financing activities	(537)	(497)	(131)	538	(627)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	4	—	4
Net (decrease) increase in cash and cash equivalents	(41)	63	(83)	—	(61)
Cash and cash equivalents, beginning of period	44	160	417	—	621
Cash and cash equivalents, end of period	$3	223	334	—	560
Consolidating statements of cash flows - Adjusted

Year ended December 31, 2012
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Operating activities:
Net cash provided by operating activities	$462	412	332	—	1,206
Investing activities:
Capital expenditures, net	(76)	(5)	(165)	—	(246)
Expenditures for cable and satellite television distribution rights, net	—	(1)	(1)	—	(2)
Cash paid for joint ventures and acquisitions of businesses, net of cash received	—	—	(95)	—	(95)
Decrease in restricted cash	2	—	—	—	2
Changes in other noncurrent assets	(3)	—	—	—	(3)
Intercompany investing activities	443	265	—	(708)	—
Net cash provided by (used in) investing activities	366	259	(261)	(708)	(344)
Financing activities:
Principal payments of debt and capital lease obligations	(1,237)	—	(9)	—	(1,246)
Principal borrowings of debt from senior secured credit facility	1,717	—	—	—	1,717
Proceeds from issuance of senior secured notes	500	—	—	—	500
Payment of debt origination fees	(7)	—	—	—	(7)
Other financing activities	20	—	—	—	20
Dividends paid to Liberty	(1,817)	—	—	—	(1,817)
Dividend paid to noncontrolling interest	—	—	(29)	—	(29)
Net short-term intercompany debt borrowings (repayments)	214	(59)	(155)	—	—
Intercompany financing activities	(146)	(670)	108	708	—
Net cash used in financing activities	(756)	(729)	(85)	708	(862)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	(20)	—	(20)
Net increase (decrease) in cash and cash equivalents	72	(58)	(34)	—	(20)
Cash and cash equivalents, beginning of period	3	223	334	—	560
Cash and cash equivalents, end of period	$75	165	300	—	540